Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 0	$ 0	$ 18	$ 0	$ 19
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings	0	2	2	31	13
Dividend income recognized on equity securities	1	1	4	6	7
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0	$ 0	$ 0	$ 0	$ 0